T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.0%
ALABAMA 1.5%
Huntsville-Redstone Village Special Care Fac. Fin. Auth. , 5.50%,
1/1/28 (1)(2)	205	131
Huntsville-Redstone Village Special Care Fac. Fin. Auth. , Series
A, 6.00%, 1/1/22 (1)(2)	80	52
Selma Ind. Dev. Board, International Paper, VRDN, 2.00%,
11/1/33 (Tender 10/1/24)	200	210
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (3)	500	554
		947

ALASKA 0.3%
Valdez, Series B, VRDN, 0.10%, 12/1/33	200	200
		200

ARIZONA 1.0%
Arizona IDA, Series A, 4.00%, 7/15/30 (3)	500	543
Peoria IDA, Sierra Winds Life Care, Series A, 5.25%, 11/15/29	100	97
		640

CALIFORNIA 4.6%
California Housing Fin. , Series A, VR, 4.25%, 1/15/35	98	112
California Municipal Fin. Auth. , Azusa Pacific Univ. , Series B,
5.00%, 4/1/28	140	160
California Municipal Fin. Auth. , Claremont Colleges, Series A,
5.00%, 7/1/30 (3)	200	229
California PFA, Henry Mayo Newhall Memorial Hosp. , 5.00%,
10/15/22	150	160
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (3)	200	228
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/29	250	279
Del Mar Race Track Auth. , 5.00%, 10/1/38	150	145

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Foothill-Eastern Transportation Corridor Agency, Series A,
5.75%, 1/15/46	500	562
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/21	40	41
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23
(Prerefunded 5/15/22) (4)	100	108
Riverside County Redev. Agency, Interstate 215 Corridor,
Series C, 6.75%, 12/1/26 (Prerefunded 12/1/21) (4)	250	266
San Clemente City, Community Fac. Dist. No. 2006-1, Special
Tax, 5.00%, 9/1/24	95	109
Tustin Community Fac. Dist. , Special Tax, Tustin
Legacy/Columbus Villages, Series A, 5.00%, 9/1/28	500	597
		2,996

COLORADO 4.4%
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26	100	109
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (3)	450	457
Colorado HFA, Valley View Hosp. , 5.00%, 5/15/28	500	583
Denver City & County Airport, United Airlines, 5.00%, 10/1/32
(5)	150	155
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD
LIBOR + 1.05%, 1.146%, 9/1/39 (Tender 9/1/21)	100	100
Lakes at Centerra Metropolitan Dist. No. 2, Property Tax,
Series A, GO, 4.625%, 12/1/27	500	521
Park Creek Metropolitan Dist. , Senior Limited Property,
Series A, 5.00%, 12/1/30	500	595
Public Auth. for Colorado Energy, 6.125%, 11/15/23	205	226
Public Auth. for Colorado Energy, 6.25%, 11/15/28	115	147
		2,893

CONNECTICUT 1.7%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27	350	385
Connecticut Special Tax Revenue, Special Tax Obligation
Bonds, Series A, 4.00%, 5/1/36	290	345

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Hamden Town, Whitney Center, 5.00%, 1/1/30	200	212
Mohegan Tribe Indians, Series C, 5.25%, 2/1/22 (3)	190	192
		1,134

DELAWARE 1.0%
Delaware State Economic Dev. Auth. , Newark Charter School,
Inc Pro, 4.00%, 9/1/30	100	116
Delaware State HFA, Nanticoke Memorial Hosp. , 4.00%, 7/1/22	250	265
Kent County, CHF Dover, Delaware State Univ. , Series A, 5.00%,
7/1/32	250	248
		629

DISTRICT OF COLUMBIA 1.3%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32	225	228
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29	250	238
Metropolitan Washington Airports Authority Dulles Toll Road
Revenue, Series B, Zero Coupon, 10/1/34 (6)	525	376
		842

FLORIDA 2.7%
Capital Projects Fin. Auth. , Florida Univ. Project, Series A-1,
5.00%, 10/1/26	200	224
Capital Projects Fin. Auth. , Florida Univ. Project, Series A-1,
5.00%, 10/1/29	125	143
Celebration Pointe Community Dev. Dist. No. 1, Special
Assessment, 4.75%, 5/1/24	55	58
Crossings at Fleming Island Community Dev. Dist. , Special
Assessment, Series A-1, 4.00%, 5/1/24	80	82
Crossings at Fleming Island Community Dev. Dist. , Special
Assessment, Series A-1, 4.50%, 5/1/30	95	98
Davie Ed. Fac. , Nova Southeastern Univ. , Series A, 6.00%,
4/1/42 (Prerefunded 4/1/23) (4)	250	283
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31	250	278

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Lakewood Ranch Stewardship Dist., Lakewood National & Polo
Run, Special Assessment, 4.00%, 5/1/22	100	102
Palm Beach County HFA, Sinai Residence of Boca Raton,
Series A, 6.80%, 6/1/25	250	273
Village Community Dev. Dist. No. 7, Special Assessment,
4.00%, 5/1/21	205	207
		1,748

GEORGIA 2.0%
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29	100	63
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35	200	126
Augusta GA Airport Revenue, Series A, 5.00%, 1/1/35	250	265
Macon-Bibb County Urban Dev. Auth. , Academy for Classical
Ed. , Series A, 5.00%, 6/15/27 (3)	570	592
Marietta Dev. Auth. , Life Univ. , Series A, 5.00%, 11/1/27 (3)	250	263
		1,309

HAWAII 0.2%
Hawaii Dept. of Budget & Fin. , Kahala Nui Senior Living,
5.125%, 11/15/32	150	160
		160

IDAHO 0.6%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29	100	112
Idaho HFA, Trinity Health, Series D, 5.00%, 12/1/32
(Prerefunded 6/1/22) (4)	250	268
		380

ILLINOIS 6.7%
Chicago, Series A, GO, 5.00%, 1/1/27	200	220
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/26	160	189
Chicago O'Hare Int'l. Airport, Customer Fac. Charge, 5.50%,
1/1/27	85	91

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Chicago Wastewater, Series C, 5.00%, 1/1/28	500	581
Chicago Waterworks, 5.00%, 11/1/25	300	358
Illinois, GO, 5.00%, 1/1/24	100	100
Illinois, GO, 5.50%, 5/1/25	125	139
Illinois, Series A, GO, 4.00%, 4/1/30 (7)	350	363
Illinois, Series A, GO, 5.00%, 10/1/25	250	274
Illinois Fin. Auth. , Admiral at the Lake, 5.00%, 5/15/33	500	476
Illinois Fin. Auth. , Franciscan Communities, 4.00%, 5/15/23	30	33
Illinois Fin. Auth. , Franciscan Communities, Unrefunded
Balance, 4.00%, 5/15/23	200	207
Illinois Fin. Auth. , Navistar Int'l, VRDN, 4.75%, 10/15/40
(Tender 8/1/30) (3)	250	259
Illinois Fin. Auth. , Silver Cross Hosp. , 5.00%, 8/15/21	100	103
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series A, Zero Coupon, 6/15/31 (8)	100	73
Metropolitan Pier & Exposition Auth. , McCormick Place, 5.00%,
12/15/32	250	284
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series B, 5.00%, 12/15/28	330	344
Metropolitan Pier & Exposition Auth. , McCormick Place,
Unrefunded Balance, 5.70%, 6/15/23 (8)	55	60
Railsplitter Tobacco Settlement Auth. , 5.00%, 6/1/28	100	121
Village of Hillside Il, 5.00%, 1/1/24	100	102
		4,377

INDIANA 1.7%
East Chicago Solid Waste Disposal, USG, 5.50%, 9/1/28 (5)	175	174
Indiana Fin. Auth. , Series A, 5.00%, 6/1/39	100	104
Indiana Fin. Auth. , Greencroft Obligation Group, Series A,
6.50%, 11/15/33	50	53
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/21	250	257
Indiana Fin. Auth. , U. S. Steel, 6.00%, 12/1/26	100	100
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (5)	350	397
		1,085

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)

IOWA 1.0%
Iowa Fin. Auth. , Iowa Fertilizer, 3.125%, 12/1/22	85	87
Iowa Fin. Auth. , Iowa Fertilizer, 5.25%, 12/1/25	250	271
Iowa Fin. Auth. , Iowa Fertilizer, 5.875%, 12/1/26 (3)	115	119
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	135	147
		624

KENTUCKY 1.2%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22	30	31
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25	450	505
Kentucky Public Energy Auth. , Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)	200	237
		773

LOUISIANA 2.0%
New Orleans Sewerage Service, 5.00%, 6/1/32	500	586
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (3)	300	359
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (3)	150	179
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)	200	206
		1,330

MARYLAND 5.2%
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/24	150	165
Howard County, Annapolis Junction Town Center, 4.80%,
2/15/24	185	183
Maryland Economic Dev. , Bowie State Univ. , 4.00%, 7/1/35	100	103
Maryland Economic Dev. , Bowie State Univ. , 5.00%, 6/1/29 (3)	100	108

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

		Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/28 (5)		525	530
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/30		165	168
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/31		30	35
Maryland Economic Dev. , Univ. of Maryland, 4.00%, 7/1/21		100	100
Maryland Economic Dev. , Univ. of Maryland, 4.00%, 7/1/22		190	189
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (7)		60	71
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (7)		155	183
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27		300	373
Maryland HHEFA, Aventist Healthcare, Series A, 6.25%, 1/1/31		100	104
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27		150	177
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27	(3)	100	109
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22		300	319
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29		100	105
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27		100	97
Westminster, Miller's Grant Lutheran Village, Series A, 5.00%,
7/1/24		90	95
Westminster, Miller's Grant Lutheran Village, Series A, 6.00%,
7/1/34		140	152
			3,366

MASSACHUSETTS 0.1%
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.00%, 7/15/23		50	54
			54

MICHIGAN 1.4%
Calhoun County Hosp. Fin. Auth. , Oaklawn Hosp. , 5.00%,
2/15/33		250	285

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Michigan Fin. Auth. , Great Lakes Water Auth. , Series C, 5.00%,
7/1/28	500	594
Michigan Tobacco Settlement Fin. Auth. , Series B, Zero
Coupon, 6/1/52	100	11
		890

MISSISSIPPI 0.4%
Lowndes County, Weyerhaeuser, Series A, 6.80%, 4/1/22	270	292
		292

MISSOURI 1.6%
Kirkwood IDA, Aberdeen Heights, Series A, 5.00%, 5/15/21	125	126
St. Louis IDA, Ballpark Village Dev. , Series A, 3.875%, 11/15/29	90	82
St. Louis IDA, Nazareth Living Center, Series A, 5.00%, 8/15/25	500	520
St. Louis IDA, Saint Andrews Resources for Seniors, Series A,
5.00%, 12/1/25	160	163
St. Louis Land Clearance for Redev. Auth. , National Geospatial
Intelligence Agency, 5.00%, 6/1/29	150	174
		1,065

MONTANA 0.2%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/22	100	101
		101

NEVADA 0.9%
Clark County Passenger Fac. Charge Revenue, McCarran
International Airport, 5.00%, 7/1/29	120	156
Las Vegas, Special Improvement Dist. No. 815, 4.75%, 12/1/40	100	108
Las Vegas Convention & Visitors Auth. , Series B, 5.00%, 7/1/31	250	294
		558

NEW HAMPSHIRE 0.6%
National Fin. Auth. , Series 2020-1, Class A, 4.125%, 1/20/34	124	137

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth. , Green Bonds, Series B,
VRDN, 3.75%, 7/1/45 (Tender 7/2/40) (3)(5)	100	100
New Hampshire HEFA, Hillside Village, Series A, 5.25%, 7/1/27
(3)	200	181
		418

NEW JERSEY 7.9%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (5)	35	37
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/32	300	368
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/21	250	253
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/34 (5)	530	584
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.25%,
1/1/25 (5)	200	225
New Jersey Economic Dev. Auth. , Lions Gate, 4.875%, 1/1/29	150	151
New Jersey Economic Dev. Auth. , Lions Gate, 5.00%, 1/1/34	100	99
New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/47 (5)	125	136
New Jersey Economic Dev. Auth. , Provident Group - Rowan
Univ. , Series A, 5.00%, 1/1/21	180	178
New Jersey Economic Dev. Auth. , School Facilities
Construction, Series XX, 5.00%, 6/15/24	500	564
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/26	75	79
New Jersey Transportation Trust Fund Auth. , Series A, Zero
Coupon, 12/15/28	400	329
New Jersey Transportation Trust Fund Auth. , Transportation
System, Series C, Zero Coupon, 12/15/31 (8)	425	331
Salem County Pollution Control Fin. Auth. , Atlantic City Electric
Company, 2.25%, 6/1/29	500	512
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/33	1,000	1,258
		5,104

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)

NEW YORK 9.0%

Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (3)	250	273

Build New York City Resource, Pratt Paper, 4.50%, 1/1/25
(3)(5)	100	106

Dormitory Auth. of the State of New York, Montefiore, 4.00%,
9/1/36	250	283

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/21 (3)	300	308

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/22 (3)	300	323

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (3)	300	366

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/37 (3)	400	463

Dormitory Auth. of the State of New York, Pace Univ. , Series A,
5.00%, 5/1/24 (Prerefunded 5/1/23) (4)	5	6

Dormitory Auth. of the State of New York, Pace Univ. ,
Unrefunded Balance, Series A, 5.00%, 5/1/23	50	54

Dormitory Auth. of the State of New York, Pace Univ. ,
Unrefunded Balance, Series A, 5.00%, 5/1/24	245	264

Dormitory Auth. of the State of New York, Pace Univ. ,
Unrefunded Balance, Series A, 5.00%, 5/1/25	20	22

Dormitory Auth. of the State of New York, Saint John's Univ. ,
Series A, 5.00%, 7/1/29	100	116

Nassau County IDA, Amsterdam at Harborside, Series A,
5.875%, 1/1/23	104	62

Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32	350	210

Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/34	115	69

Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (1)(2)	66	7

New York City Water & Sewer Sys. , Series DD-3A, VRDN,
0.10%, 6/15/43	395	395

New York Liberty Dev. , 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3)	250	262

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3)	200	209
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/26 (5)	500	504
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/31 (5)	850	854
New York State Transportation Dev., John F. Kennedy Int'l
Airport, 5.25%, 8/1/31 (5)	150	163
New York State Transportation Dev. , Terminal 4 JFK Int'l Airport,
5.00%, 12/1/25 (5)	250	292
Suffolk County Economic Dev. , Catholic Health Services, 5.00%,
7/1/28 (Prerefunded 7/1/21) (4)	15	15
Suffolk County Economic Dev. , Catholic Health Services,
Unrefunded Balance, 5.00%, 7/1/28	85	87
Tompkins County Dev. , Kendal at Ithaca, 5.00%, 7/1/29	100	109
		5,822

NORTH CAROLINA 1.7%
Charlotte, Douglas Airport, Series A, 5.00%, 7/1/33	250	256
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25	200	213
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37	325	347
North Carolina Turnpike Auth. , 5.00%, 1/1/23	260	283
		1,099

NORTH DAKOTA 0.2%
Grand Forks Health Care, Altru Health, 5.00%, 12/1/35	125	128
		128

OHIO 3.5%
Akron Bath Copley Joint Township Hosp. Dist. , Summa Health,
4.00%, 11/15/33	400	462
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, Class 2,
5.00%, 6/1/55	450	506

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Cleveland Airport, Series A, 5.00%, 1/1/29 (7)	125	144
Ohio Air Quality Dev. Auth. , Ohio Valley Electric, 3.25%, 9/1/29	100	104
Ohio Air Quality Dev. Auth. , Pratt Paper, 3.75%, 1/15/28 (3)(5)	470	515
Ohio State Water Dev. Auth. , U. S. Steel, 6.60%, 5/1/29	50	50
Southeastern Ohio Port Auth. , Memorial Health, 5.75%, 12/1/32	500	524
		2,305

OKLAHOMA 1.2%
Oklahoma County Fin. Auth. , Epworth Villa, Series A, 5.70%,
4/1/25	190	190
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33	500	596
		786

PENNSYLVANIA 3.6%
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/22 (3)	375	388
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/27 (3)	300	338
Butler County Hosp. Auth. , 5.00%, 7/1/25	125	145
Chester County IDA, Woodlands at Graystone, 4.375%, 3/1/28
(3)	100	101
Lancaster County Hosp. Auth. , United Zion Retirement, Series
A, 4.00%, 12/1/21	185	186
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28	200	223
Pennsylvania Higher Ed. Fac. Auth. , Widener Univ. , 5.00%,
7/15/22	200	208
Philadelphia Hosp. & HEFA, Temple Univ. Health, 5.00%,
7/1/28	310	364
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28	200	235
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (3)(9)	145	169
		2,357

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
PUERTO RICO 6.1%
Puerto Rico, Series A, GO, 8.00%, 7/1/35 (2)(10)	500	326
Puerto Rico, Public Improvement, Series A, GO, 4.125%, 7/1/24
(7)	125	130
Puerto Rico, Public Improvement, Series A, GO, 5.50%, 7/1/39
(2)(10)	200	135
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	920	952
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/24	200	209
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	120	124
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.75%, 7/1/37	50	52
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (2)(10)	100	75
Puerto Rico Electric Power Auth. , Series SS, 5.00%, 7/1/30 (7)	130	133
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (2)(10)	120	88
Puerto Rico Electric Power Auth. , Series UU, 5.00%, 7/1/24 (7)	50	51
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (2)(10)	100	75
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 4.75%,
7/1/26 (2)(10)	125	93
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (2)(10)	245	185
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/27	200	175
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/29	771	641
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/31	543	415
Puerto Rico Sales Tax Fin. , Restructured, Series A-2, 4.329%,
7/1/40	100	107
		3,966

RHODE ISLAND 0.3%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/24	200	212
		212

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
SOUTH CAROLINA 0.8%
Connector 2000 Assoc. , Series A-1, Zero Coupon, 1/1/32 (2)	500	236
South Carolina Jobs Economic Dev. Auth. , Repower South
Berkeley, 5.25%, 2/1/27 (3)(5)	200	171
South Carolina Jobs Economic Dev. Auth. , Woodlands at
Furman, Series A, 5.00%, 11/15/30	85	93
		500

TENNESSEE 1.6%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing - CDFI Phase I, 5.00%, 10/1/32	155	160
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 4.75%, 7/1/27	100	94
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (3)	100	105
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	275	338
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/23	290	317
		1,014

TEXAS 7.3%
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28	250	259
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27	325	318
Houston Airport, Series B, 5.00%, 7/1/26 (Prerefunded 7/1/21)
(4)	40	41
Houston Airport, United Airlines, 4.75%, 7/1/24 (5)	150	155
Houston Airport, United Airlines, Terminal Improvement, Series
B-1, 5.00%, 7/15/35 (5)	100	105
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/21	300	310
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/28	100	112
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (5)	265	284
Mission Economic Dev. , Natgasoline, Series B, 4.625%,
10/1/31 (3)(5)	500	531

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Montgomery County Toll Road Auth. , 5.00%, 9/15/33	500	560
New Hope Cultural Ed. Fac. Fin. , CHF Corpus Christi, 5.00%,
4/1/22	290	283
New Hope Cultural Ed. Fac. Fin. , CHF Corpus Christi, 5.00%,
4/1/25	100	96
New Hope Cultural Ed. Fac. Fin. , CHF Corpus Christi, 5.00%,
4/1/39	25	23
New Hope Cultural Ed. Fac. Fin. , CHF Texas A&M Corpus
Christi, 5.00%, 4/1/31	50	50
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/24	310	356
New Hope Cultural Ed. Fac. Fin. , Langford, Series A, 5.00%,
11/15/26	350	343
Port Beaumont Navigation Dist. , Series A, 3.625%, 1/1/35
(3)(5)	175	176
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.00%, 11/15/25 (1)(2)	150	97
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/25	250	271
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/26	175	189
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	200	214
		4,773

VIRGIN ISLANDS 0.8%
Virgin Islands PFA, Matching Fund, 5.00%, 10/1/29 (7)	500	510
		510

VIRGINIA 7.1%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35	260	282
Arlington County IDA, Virginia Hospital Center, 5.00%, 7/1/32	250	330
Botetourt County, Glebe, Series A, 4.75%, 7/1/23	155	159
Botetourt County, Glebe, Series A, 6.00%, 7/1/34	150	163
Cherry Hill CDA, Potomac Shores, Special Assessment, 4.50%,
3/1/25 (3)	100	102
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
5.00%, 7/1/31	250	321

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
4.00%, 12/1/22	300	306
Fairfax County Economic Dev. Auth. , Wiehle-Reston East
Metrorail Station, 5.00%, 8/1/32	260	354
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/27	375	426
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement,
4.00%, 1/1/24	165	169
Virginia College Building Auth. , Marymount Univ. , 5.25%,
7/1/30 (3)	100	104
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/22 (3)	400	408
Virginia Small Business Fin. Auth. , Elizabeth River Crossing,
5.50%, 1/1/42 (5)	500	523
Virginia Small Business Fin. Auth. , Interstate 95 Express Lane,
Series 2017, 5.00%, 7/1/34 (5)	900	935
		4,582

WASHINGTON 0.3%
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.00%, 9/1/27	100	103
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26 (3)	125	128
		231

WEST VIRGINIA 0.2%
West Virginia Economic Dev. Auth. , VRDN, 5.00%, 7/1/45
(Tender 7/1/25) (5)	100	104
		104

WISCONSIN 3.1%
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (3)	200	210
Wisconsin PFA, Founders of Academy Las Vegas, 4.00%,
7/1/30 (3)	100	102
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (5)	445	436
Wisconsin PFA, Nevada State, 5.00%, 5/1/29 (3)	300	280

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)

Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49	250	289

Wisconsin PFA, Retirement Housing Foundation, 5.00%,
11/15/27	250	286

Wisconsin PFA, Roseman University of Health, 5.00%, 4/1/30
(3)	250	276

Wisconsin PFA, Roseman University of Health, 5.00%, 4/1/40
(3)	100	108

1,987

Total Investments in Securities 99.0%
(Cost $62,395)		$64,291

Other Assets Less Liabilities 1.0%		645

Net Assets 100.0%		$64,936

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $10,994 and represents 16.9% of net assets.
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Interest subject to alternative minimum tax
(6)	Insured by Assured Guaranty Corporation
(7)	Insured by Assured Guaranty Municipal Corporation
(8)	Insured by National Public Finance Guarantee Corporation
(9)	When-issued security
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution
COP	Certificate of Participation
DFA	Development Finance Authority
FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
On November 30, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.